Loans and advances to customers - Finance lease receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	€ 12,503	€ 11,251
Unearned future finance income on finance leases	(1,040)	(792)
Net investment in finance leases	11,463	10,459
Included in Loans and advances to banks
Disclosure of finance lease and operating lease by lessor [line items]
Net investment in finance leases	5	6
Included in Loans and advances to customers
Disclosure of finance lease and operating lease by lessor [line items]
Net investment in finance leases	11,459	10,453
Within 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	3,827	3,452
1 to 2 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	2,742	2,463
2 to 3 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	2,133	1,870
3 to 4 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	1,475	1,294
4 to 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	875	747
>5 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	€ 1,451	€ 1,423